Revenues - Disaggregation Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation Of Revenue [Line Items]
Net revenues	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 398,475	$ 399,345	$ 397,078	$ 346,362	$ 1,627,222	$ 1,541,260	$ 1,500,294
Billboard Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues									1,412,978	1,340,422	1,311,861
Logo Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues									84,424	82,936	80,533
Transit Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues									$ 129,820	$ 117,902	$ 107,900